CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Non-current assets
Intangible assets	$ 1,977,141	¥ 13,764,460	¥ 12,879,365
Property, Plant and equipment	14,842,635	103,331,456	106,249,116
Investment properties	215,931	1,503,266	1,156,006
Land use rights			4,306,865
Right-of-use assets	2,282,518	15,890,437
Investments in joint ventures	486,308	3,385,582	3,393,349
Investments in associates	1,366,371	9,512,401	6,363,462
Equity investments designated at fair value through other comprehensive income	321,648	2,239,251	1,729,825
Deferred tax assets	218,653	1,522,216	1,542,655
Other non-current assets	460,778	3,207,843	4,442,645
Total non-current assets	22,171,983	154,356,912	142,063,288
Current assets
Inventories	2,803,214	19,515,420	20,459,668
Trade and notes receivables	1,061,956	7,393,123	8,104,017
Other current assets	1,326,821	9,237,063	9,025,514
Financial assets at fair value through profit or loss	503,200	3,503,175	16,141
Restricted cash and time deposits	187,564	1,305,781	2,165,288
Cash and cash equivalents	1,114,538	7,759,190	19,130,835
Total current assets	6,997,293	48,713,752	58,901,463
Total assets	29,169,276	203,070,664	200,964,751
Equity attributable to owners of the parent
Share capital	2,445,154	17,022,673	14,903,798
Other reserves	5,724,655	39,853,906	40,367,573
Accumulated losses	(318,444)	(2,216,946)	(2,856,064)
Equity attributable to owners of the parent	7,851,365	54,659,633	52,415,307
Non-controlling interests	2,307,654	16,065,427	15,254,312
Total equity	10,159,019	70,725,060	67,669,619
Non-current liabilities
Interest-bearing loans and borrowings	8,509,805	59,243,563	54,207,386
Other non-current liabilities	318,822	2,219,574	2,438,164
Deferred tax liabilities	246,020	1,712,739	1,812,805
Total non-current liabilities	9,074,647	63,175,876	58,458,355
Current liabilities
Trade and notes payables	1,807,687	12,584,755	14,009,264
Other payables and accrued liabilities	1,787,208	12,442,184	11,567,152
Contract liabilities	235,403	1,638,826	1,579,322
Financial liabilities at fair value through profit or loss	116	805	1,766
Income tax payable	31,106	216,554	113,783
Interest-bearing loans and borrowings	6,074,090	42,286,604	47,565,490
Total current liabilities	9,935,610	69,169,728	74,836,777
Total liabilities	19,010,257	132,345,604	133,295,132
Total equity and liabilities	29,169,276	203,070,664	200,964,751
Net current liabilities	2,938,317	20,455,976	15,935,314
Total assets less current liabilities	$ 19,233,666	¥ 133,900,936	¥ 126,127,974